Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	CARDAX, INC.
Entity Central Index Key	0001544238
Document Type	S-4
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CDXI